Consolidated statement of comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue from contracts with customers	$ 803,794	$ 516,551	$ 332,978
Cost of sales	(377,356)	(180,388)	(123,445)
Gross profit	426,438	336,163	209,533
Research and development costs	(171,249)	(127,930)	(85,315)
Selling and marketing expenses	(96,766)	(55,953)	(33,464)
Manufacturing and distribution costs	(44,593)	(16,670)	(6,251)
General and administration costs	(95,789)	(85,318)	(49,668)
Other gains/(losses)(net)	11,735	4,885	(23,827)
Operating profit	29,776	55,177	11,008
Finance income	5,826	7,180	671
Finance costs	(40,868)	(24,442)	(9,085)
(Loss)/profit before income tax	(5,266)	37,915	2,594
Income tax (expense)/benefit	(1,859)	(4,230)	1,614
(Loss)/profit for the year	(7,125)	33,685	4,208
(Loss)/profit for the year attributable to:
Owners of Telix Pharmaceuticals Limited	(7,125)	33,685	4,208
Items that will not be reclassified to profit or loss in subsequent periods:
Changes in the fair value of investments at fair value through other comprehensive income	(1,242)	(3,287)	(612)
Items to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(5,757)	5,568	(1,863)
Total comprehensive (loss)/income for the year	(14,124)	35,966	1,733
Total comprehensive (loss)/income for the year attributable to:
Owners of Telix Pharmaceuticals Limited	$ (14,124)	$ 35,966	$ 1,733
Earnings per share [abstract]
Basic (loss)/earnings per share from continuing operations after income tax attributable to the ordinary equity holders of the Company (in dollars per share)	$ (0.0211)	$ 0.1017	$ 0.0132
Diluted (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company (in dollars per share)	$ (0.0211)	$ 0.0976	$ 0.0130